Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2020 Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R2 Return After Taxes on Distributions Past 1 Year	Class R2 Return After Taxes on Distributions Past 5 Years	Class R2 Return After Taxes on Distributions Past 10 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	S&P TARGET DATE 2020 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P TARGET DATE 2020 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P TARGET DATE 2020 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	JPM SMARTRETIREMENT 2020 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	JPM SMARTRETIREMENT 2020 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	JPM SMARTRETIREMENT 2020 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	9.60%	7.19%	6.60%	8.22%	5.45%	5.23%	6.21%	5.24%	4.87%	9.90%	7.43%	6.85%	10.19%	7.68%	7.03%	10.31%	7.85%	7.19%	10.48%	7.95%	7.25%	10.24%	8.29%	7.29%	9.63%	8.20%	7.25%